Related Party Transactions and Lease Obligations (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Aug. 22, 2012	Apr. 23, 2012
Operating Leased Assets [Line Items]
Operating leases, net rent expense	$ 0	$ 10,900	$ 30,600	$ 49,000
Carlson Lease [Member]
Operating Leased Assets [Line Items]
Payments for rent per month	$ 2,300		2,300
Security deposit						$ 1,500
Sacramento Lease [Member]
Operating Leased Assets [Line Items]
Payments for rent per month			$ 1,000
Security deposit					$ 1,000